Other operating expenses, net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating expenses, net
Accommodation and meals	R$ 184.0	R$ 164.6
IT services	132.6	145.7
Professional services	52.9	45.6
Taxes, civil and labor risks	67.0	42.5
Aircraft insurance	21.6	25.4
Flights interrupted	41.3	35.8
Others	73.1
Others		(3.1)
Total other operating expenses, net	R$ 572.5	R$ 456.5	R$ 483.8